Fair Value Measurements (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash, and U.S. Treasury Securities	1	$75,000,011	—	—

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and U.S. Treasury Securities	$78,510,772	—	—
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and U.S. Treasury Securities	$75,000,011	—	—